Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-10
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number			3
Distribution Date			08-Dec-10
Record Date			07-Dec-10

Dates Covered		From and Including	To and Including
Collections Period		01-Nov-10	30-Nov-10
Accrual Period		08-Nov-10	07-Dec-10
30/360 Days		30
Actual/360 Days		30

		Number of
Collateral Pool Balance Data		Accounts	$ Amount
Pool Balance — Beginning of Period		152,928	$1,926,405,270.32
Collections of Installment Principal			57,238,729.90
Collections Attributable to Full Payoffs			28,695,395.83
Principal Amount of Repurchases			87,100.32
Principal Amount of Gross Losses			1,980,790.93

Pool Balance — End of Period(EOP)		149,719	$1,838,403,253.34

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	87.51%

Ending Overcollateralization(O/C) Amount	$126,996,155.21
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	107.421%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,025,563.26	Trigger	Compliance?

Net Credit Loss Percentage	0.056%	8.00%	Yes
Cumulative Net Credit Losses	$1,181,678.30
Cumulative Recovery Ratio	47.322%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$29,631,191.17	1.612%	2,177
61-90 Days Delinquent	2,732,420.71	0.149%	196
91-120 Days Delinquent	785,565.19	0.043%	51
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	6,194,629.94	0.337%	364

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$9,712,615.84
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.29299%

		Current Month	Prior Month
Weighted Average A.P.R.		7.212%	7.191%
Weighted Average Remaining Term (months)		34.95	35.78
Weighted Average Seasoning (months)		32.90	31.95

Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-10
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$57,238,729.90
Collections Attributable to Full Payoffs		28,695,395.83
Principal Amount of Repurchases		87,100.32
Recoveries on Loss Accounts		955,227.67
Collections of Interest		11,725,626.46
Investment Earnings		523.16
Reserve Account Draw		0.00

Total Sources		$98,702,603.34

Cash Uses
Servicer Fee		$1,605,337.73
Backup Servicer Fee		16,053.38
A Note Interest		794,373.92
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		95,717,484.28
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		0.00

Total Cash Uses		$98,702,603.34

Administrative Payment
Total Principal and Interest Sources		$98,702,603.34
Investment Earnings in Trust Account		(523.16)
Daily Collections Remitted		(98,660,249.27)
Reserve Account Draw		0.00
Servicer Fee		(1,605,337.73)
Distribution to Class E Noteholders		0.00

Payment Due to/(from) Trust Account		$(1,563,506.82)

O/C Release (Prospectus pg S42)
Pool Balance		$1,838,403,253.34

Total Securities		$1,711,407,098.13

Adjusted O/C Amount		$126,996,155.21

Target Overcollateralization Amount		$147,072,260.27

O/C Release Period?		No

O/C Release		$0.00

Current Net Credit Loss Percentage		0.056%

	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-10
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	495,124,582.41	399,407,098.13	580.5335729	95,717,484.28	139.1242504	138,548.24	0.2013783
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	720,000,000.00	1,000.0000000	0.00	0.0000000	414,000.00	0.5750000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,807,124,582.41	$1,711,407,098.13		$95,717,484.28		$1,363,727.95

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 30

Manager (248) 427-2557	03-Dec-10 Date